Commitments - Summary of undiscounted lease commitments (Details)	Aug. 31, 2023 CAD ($)
2024
Commitments
Undiscounted lease commitments	$ 67,675
2025
Commitments
Undiscounted lease commitments	163,774
2026
Commitments
Undiscounted lease commitments	167,049
2027 and thereafter
Commitments
Undiscounted lease commitments	$ 446,736